COMMITMENTS	9 Months Ended
Sep. 30, 2020
Commitments [abstract]
COMMITMENTS
10.	COMMITMENTS

As part of its program of research and development of the Enos system, the Company has outsourced certain aspects of the design and development to third party technology and development companies. At September 30, 2020, $2,431,119 in purchase orders remain outstanding (December 31, 2019 - $1,327,294). The Company also has on deposit with a U.S. supplier $481,400 to be applied against future invoices (December 31, 2019 - $481,400).